Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	lmeit_SupplementTextBlock

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED JULY 31, 2017

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2017

OF LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

The fund’s Board of Trustees (the “Board”) has approved a reduction of the fund’s management fees from 0.30% of the fund’s average daily net assets to 0.27% of the fund’s average daily net assets, effective on or about July 31, 2017. As a result, effective on or about July 31, 2017, the following changes are made to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

The fee table appearing under the caption “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Shareholder fees
(fees paid directly from your investment)
None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.27
Distribution and/or service (12b-1) fees	None
Other expenses	None
Total annual fund operating expenses	0.27

The expense example appearing under the caption “Fees and expenses of the fund – Example” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Number of years you own shares ($)
	1 year	3 years	5 years	10 years
Legg Mason Low Volatility High Dividend ETF	28	87	152	343

Legg Mason Low Volatility High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmeit_SupplementTextBlock

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED JULY 31, 2017

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2017

OF LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

The fund’s Board of Trustees (the “Board”) has approved a reduction of the fund’s management fees from 0.30% of the fund’s average daily net assets to 0.27% of the fund’s average daily net assets, effective on or about July 31, 2017. As a result, effective on or about July 31, 2017, the following changes are made to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

The fee table appearing under the caption “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Shareholder fees
(fees paid directly from your investment)
None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.27
Distribution and/or service (12b-1) fees	None
Other expenses	None
Total annual fund operating expenses	0.27

The expense example appearing under the caption “Fees and expenses of the fund – Example” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Number of years you own shares ($)
	1 year	3 years	5 years	10 years
Legg Mason Low Volatility High Dividend ETF	28	87	152	343

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own shares ($)
Legg Mason Low Volatility High Dividend ETF | Legg Mason Low Volatility High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.27%
1 year	rr_ExpenseExampleYear01	$ 28
3 years	rr_ExpenseExampleYear03	87
5 years	rr_ExpenseExampleYear05	152
10 years	rr_ExpenseExampleYear10	343
1 year	rr_ExpenseExampleNoRedemptionYear01	28
3 years	rr_ExpenseExampleNoRedemptionYear03	87
5 years	rr_ExpenseExampleNoRedemptionYear05	152
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 343